REVERSE MERGER ACCOUNTING (Details Narrative) - Creative Motion Technology, LLC [Member]	Mar. 06, 2022 USD ($)
Business Combination [Line Items]
Acquired percentage	100.00%
Related party acquisition	$ 1,391,370